Unaudited Condensed Statements of Cash Flows - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (509,225)	$ 3,139,918	$ (1,784,919)	$ 4,647,886
Adjustments to reconcile net income to cash used in operating activities:
Interest earned	(156,177)	(20,496)	(1,585)	(27,338)
Unrealized gain on marketable securities		(1,050)	1,050	(1,050)
Change in fair value of warrant liability	(2,908,085)	(3,535,100)	1,747,208	(5,922,213)
Changes in operating assets and liabilities
Change in prepaid expenses	108,192	151,307	(471,561)	237,303
Change in due to Sponsor			5,000
Change in accounts payable	2,266,654	12,037	23,382	286,100
Net cash used in operating activities	(1,198,641)	(253,384)	(481,425)	(779,312)
Cash flows from investing activities:
Cash deposited in Trust Account	(386,665)
Distribution from Trust Account for taxes	147,436
Withdrawal of cash from Trust Account for Redemption	90,792,059
Investment of cash in Trust Account			(201,250,000)
Net cash from investing activities	90,552,830		(201,250,000)
Cash flows used in financing activities:
Redemption of Class A common stock by public stockholders	(90,792,059)
Proceeds from the FOXO Note	386,665
Proceeds from the Sponsor Note	560,000
Cash flows from financing activities:
Repayment of note payable borrowings			(141,134)
Proceeds from sale of Class A common stock to public			197,225,000
Proceeds from sale of private placement units			6,325,000
Payment of deferred offering costs			(259,901)
Net cash used in financing activities	(89,845,394)		203,148,965
Net change in cash	(491,205)	(253,384)	1,417,540	(779,312)
Cash at beginning of period	638,228	1,417,540		1,417,540
Cash at end of period	147,023	1,164,156	1,417,540	638,228
Non-cash investing and financing activities:
Payment of deferred offering cost directly by Sponsor			(166,134)
Purchase of Class B common stock by Sponsor			25,000
Initial value of common stock subject to redemption			201,250,535
Change in value of common stock subject to redemption	$ 346,735	$ 21,546		$ 28,389